COMMITMENTS AND CONTINGENCIES - Maturities of lease liabilities under operating lease (Details) - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Maturity of lease liabilities
2024	$ 58,341
Total lease payments	58,341
Amount of lease payments representing interest	(939)
Total present value of operating lease liabilities	57,402
Operating lease liabilities
Current portion	57,402	$ 90,800
Long-term portion	0	$ 54,718
Total present value of operating lease liabilities	$ 57,402